BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Changes in biological assets [abstract]
Schedule of reconciliation of changes in biological assets
	December 31	December 31
	2018	2017
	$	$
Carrying amount, beginning of year	114,559	162,986
Costs incurred until harvest	-	218,874
Effect of unrealized changes in fair value of biological assets	2,818,442	(1,977)
Biological assets purchased	3,841	-
Biological assets sold	(133,680)	-
Transferred to inventory upon harvest	(1,714,634)	(265,324)
Carrying amount, end of year	1,088,528	114,559